Segment information	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Segment information

30. Segment information

During the year March 31, 2019, the Company have organized India State Run Enterprise segment (ISRE) as a separate segment, which was earlier part of IT Services segment.

The Company is now organized by the following operating segments: IT Services, IT Products and India State Run Enterprise segment (ISRE).

Comparative information has been restated to give effect to the above changes.

IT Services: The IT Services segment primarily consists of IT Service offerings to customers organized by industry verticals. Effective April 1, 2018, consequent to change in organization structure, the Company reorganized its industry verticals. The Manufacturing (MFG) and Technology Business unit (TECH) are split from the former Manufacturing & Technology (MNT) business unit.

The revised industry verticals are as follows: Banking, Financial Services and Insurance (BFSI), Health Business unit (Health BU) previously known as Health Care and Life Sciences Business unit (HLS), Consumer Business unit (CBU), Energy, Natural Resources & Utilities (ENU), Manufacturing (MFG), Technology (TECH) and Communications (COMM). Key service offerings to customers includes software application development and maintenance, research and development services for hardware and software design, business application services, analytics, consulting, infrastructure outsourcing services and business process services.

Comparative information has been restated to give effect to the above changes.

IT Products: The Company is a value added reseller of desktops, servers, notebooks, storage products, networking solutions and packaged software for leading international brands. In certain total outsourcing contracts of the IT Services segment, the Company delivers hardware, software products and other related deliverables. Revenue relating to the above items is reported as revenue from the sale of IT Products.

India State Run Enterprise segment (ISRE): This segment consists of IT Services offerings to entities/ departments owned or controlled by Government of India and/ or any State Governments.

The Chairman and Managing Director of the Company has been identified as the Chief Operating Decision Maker (CODM) as defined by IFRS 8, “Operating Segments.” The Chairman of the Company evaluates the segments based on their revenue growth and operating income.

Assets and liabilities used in the Company’s business are not identified to any of the operating segments, as these are used interchangeably between segments. Management believes that it is currently not practicable to provide segment disclosures relating to total assets and liabilities since a meaningful segregation of the available data is onerous.

Information on reportable segment for the year ended March 31, 2017 is as follows:

	IT Services								IT Products	ISRE	Reconciling Items	Total
	BFSI	Health BU	CBU	ENU	TECH	MFG	COMM	Total
Revenue	133,332	81,980	78,101	68,223	72,069	46,907	38,584	519,196	25,922	9,244	(183)	554,179
Other operating income	—	—	—	—	—	—	—	4,082	—	—	—	4,082
Segment Result	25,721	9,524	15,928	14,485	16,634	6,843	6,125	95,260	(1,680)	(2,326)	(506)	90,748
Unallocated								(951)	—	—	—	(951)

Segment Result Total								98,391	(1,680)	(2,326)	(506)	93,879
Finance expense												(5,942)
Finance and other income												22,419

Profit before tax												110,356
Income tax expense												(25,213)

Profit for the year												85,143

Depreciation, amortization and impairment												23,107

Information on reportable segment for the year ended March 31, 2018 is as follows:

	IT Services								IT Products	ISRE	Reconciling Items	Total
	BFSI	Health BU	CBU	ENU	TECH	MFG	COMM	Total
Revenue	144,139	74,136	77,914	67,841	73,947	46,081	33,658	517,716	17,998	10,694	(49)	546,359
Segment Result	24,549	9,624	12,619	8,097	14,680	7,007	3,236	79,812	362	454	319	80,947
Unallocated								3,347	—		—	3,347

Segment Result Total								83,159	362	454	319	84,294
Finance expense												(5,830)
Finance and other income												23,999
Share of net profit of associates accounted for using the equity method												11

Profit before tax												102,474
Income tax expense												(22,390)

Profit for the year												80,084

Depreciation, amortization and impairment												21,124

Information on reportable segment for the year ended March 31, 2019 is as follows:

	IT Services								IT Products	ISRE	Reconciling Items	Total
	BFSI	Health BU	CBU	ENU	TECH	MFG	COMM	Total
Revenue	175,262	75,081	89,313	72,830	76,591	46,496	32,680	568,253	12,312	8,544	(49)	589,060
Other operating income	—	—	—	—	—	—	—	4,344	—	—	—	4,344
Segment Result	33,831	8,638	16,828	7,081	15,916	8,327	4,396	95,017	(1,047)	(1,829)	283	92,424
Unallocated								3,142	—		—	3,142

Segment Result Total								102,503	(1,047)	(1,829)	283	99,910
Finance expense												(7,375)
Finance and other income												22,923
Share of net loss of associates accounted for using the equity method												(43)

Profit before tax												115,415
Income tax expense												(25,242)

Profit for the year												90,173

Depreciation, amortization and impairment												19,474

The Company has four geographic segments: India, Americas, Europe and Rest of the world. Revenues from the geographic segments based on domicile of the customer are as follows:

	Year ended March 31,
	2017		2018		2019
India	₹	46,555	₹	43,099	₹	30,999
Americas*		290,719		283,515		325,432
Europe		133,909		138,597		147,074
Rest of the world		82,996		81,148		85,555

	₹	554,179	₹	546,359	₹	589,060

*	Substantially related to operations in the United States of America.

No customer individually accounted for more than 10% of the revenues during the year ended March 31, 2017, 2018 and 2019, respectively.

Management believes that it is currently not practicable to provide disclosure of geographical location wise assets, since the meaningful segregation of the available information is onerous.

Notes:

a) “Reconciling items” includes elimination of inter-segment transactions and other corporate activities.

b) Revenue from sale of traded cloud-based licenses is reported as part of IT Services revenues.

c) For the purpose of segment reporting, the Company has included the impact of “foreign exchange gains / (losses), net” in revenues (which is reported as a part of operating profit in the consolidated statement of income).

d) For evaluating performance of the individual operating segments, stock compensation expense is allocated on the basis of straight-line amortization. The differential impact of accelerated amortization of stock compensation expense over stock compensation expense allocated to the individual operating segments is reported in reconciling items.

e) The Company generally offers multi-year payment terms in certain total outsourcing contracts. These payment terms primarily relate to IT hardware, software and certain transformation services in outsourcing contracts. The finance income on deferred consideration earned under these contracts is included in the revenue of the respective segment and is eliminated under reconciling items.

f) Segment results for ENU and COMM industry vertical for the year ended March 31, 2018, is after considering the impact of provision by ₹ 3,175 and ₹ 1,437, respectively, for impairment of receivables and deferred contract cost. Refer Note 21.

g) Net gain from the sale of hosted data center services, Workday and Cornerstone OnDemand business and disposal of Wipro Airport IT Services Limited, amounting to ₹ 4,344, is included as part of IT services segment result for the year ended March 31, 2019, respectively. Refer Note 22.

h) Segment results for ENU industry vertical for the year ended March 31, 2019, is after considering the impact of ₹ 5,141 ($ 75) paid to National Grid on settlement of a legal claim against the Company.

i) Segment results for Health BU industry vertical for the year ended March 31, 2018 and 2019, is after considering the impact of impairment charges on certain software platform and intangible assets recognized on acquisitions. Refer Note 21.

j) Segment results of IT Services segments is after recognition of share-based compensation expense ₹ 1,550, ₹ 1,402 and ₹ 1,841 for the year ended March 31, 2017, 2018 and 2019, respectively. The share-based compensation expense pertaining to other segments is not material.